UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Focused Large Cap Fund

October 31, 2010

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.9%
AIR FREIGHT & LOGISTICS — 5.5%
C.H. Robinson Worldwide, Inc.	3,099	$218,418
United Parcel Service, Inc., Class B	5,106	343,838
		562,256
CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	4,606	238,084
CHEMICALS — 6.4%
Agrium, Inc.	3,764	333,152
E.I. du Pont de Nemours & Co.	6,746	318,951
		652,103
COMPUTERS & PERIPHERALS — 8.0%
Apple, Inc.(1)	1,297	390,228
NetApp, Inc.(1)	8,020	427,065
		817,293
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Telecomunicacoes de Sao Paulo SA ADR	14,209	348,121
FOOD & STAPLES RETAILING — 2.9%
Walgreen Co.	8,833	299,262
HEALTH CARE PROVIDERS & SERVICES — 2.6%
UnitedHealth Group, Inc.	7,339	264,571
INDUSTRIAL CONGLOMERATES — 2.8%
3M Co.	3,454	290,896
INSURANCE — 4.6%
Aflac, Inc.	4,572	255,529
Chubb Corp. (The)	3,698	214,558
		470,087
INTERNET & CATALOG RETAIL — 3.9%
priceline.com, Inc.(1)	1,049	395,274
INTERNET SOFTWARE & SERVICES — 4.5%
Baidu, Inc. ADR(1)	4,175	459,292
IT SERVICES — 4.6%
Cognizant Technology Solutions Corp., Class A(1)	7,167	467,217
MACHINERY — 7.0%
Deere & Co.	4,869	373,939
Parker-Hannifin Corp.	4,442	340,035
		713,974
MEDIA — 3.7%
Discovery Communications, Inc., Class A(1)	8,403	374,858
METALS & MINING — 2.2%
Newmont Mining Corp.	3,639	221,506
OIL, GAS & CONSUMABLE FUELS — 7.1%
ConocoPhillips	5,082	301,871
Enterprise Products Partners LP	9,751	417,830
		719,701
PHARMACEUTICALS — 6.6%
AstraZeneca plc ADR	7,457	376,280
Novartis AG ADR	5,175	299,891
		676,171

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

	Shares/Principal Amount	Value
SOFTWARE — 3.1%
Oracle Corp.	10,781	$316,961
SPECIALTY RETAIL — 6.5%
AutoZone, Inc.(1)	1,444	343,138
Best Buy Co., Inc.	7,379	317,149
		660,287
TOBACCO — 10.2%
Altria Group, Inc.	12,306	312,819
Philip Morris International, Inc.	6,133	358,780
Reynolds American, Inc.	5,620	364,738
		1,036,337
TOTAL COMMON STOCKS
(Cost $8,524,986)		9,984,251
TEMPORARY CASH INVESTMENTS — 2.3%
FHLB Discount Notes, 0.10%, 11/1/10(2)	$ 200,000	200,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	37,806	37,806
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $237,806)		237,806
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $8,762,792)		10,222,057
OTHER ASSETS AND LIABILITIES — (0.2)%		(22,047)
TOTAL NET ASSETS — 100.0%		$10,200,010

Geographic Diversification
(as a % of net assets)
United States	80.1%
People's Republic of China	4.5%
United Kingdom	3.7%
Brazil	3.4%
Canada	3.3%
Switzerland	2.9%
Cash and Equivalents*	2.1%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)   Non-income producing.
(2)   The rate indicated is the yield to maturity at purchase.

Legacy Focused Large Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications for the fair value of the fund’s securities as of October 31, 2010. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$8,167,515	–	–
Foreign Common Stocks	1,816,736	–	–
Temporary Cash Investments	37,806	$200,000	–
Total Value of Investment Securities	$10,022,057	$200,000	–

3. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,762,792
Gross tax appreciation of investments	$1,492,174
Gross tax depreciation of investments	(32,909)
Net tax appreciation (depreciation) of investments	$1,459,265

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Large Cap Fund

October 31, 2010

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.5%
AIR FREIGHT & LOGISTICS — 1.9%
C.H. Robinson Worldwide, Inc.	1,850	$130,388
CHEMICALS — 5.6%
Agrium, Inc.	1,376	121,790
E.I. du Pont de Nemours & Co.	2,996	141,651
PPG Industries, Inc.	1,610	123,487
		386,928
COMPUTERS & PERIPHERALS — 7.4%
Apple, Inc.(1)	1,186	356,832
NetApp, Inc.(1)	3,010	160,282
		517,114
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	4,720	134,520
Chunghwa Telecom Co Ltd. ADR	6,277	146,882
		281,402
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Tyco Electronics Ltd.	4,504	142,687
ENERGY EQUIPMENT & SERVICES — 2.4%
National Oilwell Varco, Inc.	3,134	168,484
HEALTH CARE PROVIDERS & SERVICES — 2.5%
UnitedHealth Group, Inc.	4,861	175,239
HOTELS, RESTAURANTS & LEISURE — 1.4%
McDonald's Corp.	1,266	98,457
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	1,471	123,887
INSURANCE — 3.1%
Chubb Corp. (The)	2,251	130,603
Travelers Cos., Inc. (The)	1,592	87,878
		218,481
INTERNET & CATALOG RETAIL — 2.2%
priceline.com, Inc.(1)	401	151,101
INTERNET SOFTWARE & SERVICES — 2.4%
Baidu, Inc. ADR(1)	1,513	166,445
IT SERVICES — 9.9%
Accenture plc, Class A	3,217	143,832
Cognizant Technology Solutions Corp., Class A(1)	4,204	274,059
Infosys Technologies Ltd. ADR	1,909	128,743
International Business Machines Corp.	967	138,861
		685,495
MACHINERY — 8.4%
Cummins, Inc.	1,613	142,105
Deere & Co.	1,775	136,320
Dover Corp.	3,195	169,655
Parker-Hannifin Corp.	1,811	138,632
		586,712
MEDIA — 5.9%
Discovery Communications, Inc., Class A(1)	3,101	138,336
Viacom, Inc., Class B	3,636	140,313
Walt Disney Co. (The)	3,691	133,282
		411,931
METALS & MINING — 4.4%
Freeport-McMoRan Copper & Gold, Inc.	1,456	137,854
Newmont Mining Corp.	1,010	61,479
Rio Tinto plc ADR	1,617	105,299
		304,632
MULTI-UTILITIES — 1.8%
Consolidated Edison, Inc.	2,555	127,034
OIL, GAS & CONSUMABLE FUELS — 4.0%
ConocoPhillips	2,233	132,640
Enterprise Products Partners LP	3,310	141,834
		274,474
PHARMACEUTICALS — 5.5%
Abbott Laboratories	2,410	123,681
AstraZeneca plc ADR	2,437	122,971
Novartis AG ADR	2,384	138,153
		384,805
ROAD & RAIL — 2.4%
Union Pacific Corp.	1,927	168,959
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
ASML Holding NV New York Shares	4,218	139,996
Texas Instruments, Inc.	4,834	142,941
		282,937
SOFTWARE — 2.1%
Oracle Corp.	4,978	146,353
SPECIALTY RETAIL — 4.1%
AutoZone, Inc.(1)	591	140,439
Best Buy Co., Inc.	3,410	146,562
		287,001
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Coach, Inc.	3,193	159,650
TOBACCO — 5.8%
Altria Group, Inc.	5,248	133,404
Lorillard, Inc.	1,508	128,693
Reynolds American, Inc.	2,162	140,314
		402,411
TOTAL COMMON STOCKS
(Cost $5,637,895)		6,783,007

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

	Shares/ Principal Amount	Value
TEMPORARY CASH INVESTMENTS — 2.5%
FHLB Discount Notes, 0.10%, 11/1/10(2)	$100,000	$100,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	73,574	73,574
TOTAL TEMPORARY CASH INVESTMENTS (Cost $173,574)		173,574
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $5,811,469)		6,956,581
OTHER ASSETS AND LIABILITIES(3)		3,101
TOTAL NET ASSETS — 100.0%		$6,959,682

Geographic Diversification
(as a % of net assets)
United States	78.0%
Switzerland	4.0%
United Kingdom	3.3%
People's Republic of China	2.4%
Taiwan (Republic of China)	2.1%
Ireland	2.1%
Netherlands	2.0%
India	1.9%
Canada	1.7%
Cash and Equivalents*	2.5%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)   Non-income producing.
(2)   The rate indicated is the yield to maturity at purchase.
(3)   Category is less than 0.05% of total net assets.

Legacy Large Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications for the fair value of the fund’s securities as of October 31, 2010. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,426,209	–	–
Foreign Common Stocks	1,356,798	–	–
Temporary Cash Investments	73,574	$100,000	–
Total Value of Investment Securities	$6,856,581	$100,000	–

3. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,811,469
Gross tax appreciation of investments	$1,148,988
Gross tax depreciation of investments	(3,876)
Net tax appreciation (depreciation) of investments	$1,145,112

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Legacy Multi Cap Fund

October 31, 2010

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 92.6%
AEROSPACE & DEFENSE — 1.0%
Esterline Technologies Corp.(1)	1,389	$83,951
AIR FREIGHT & LOGISTICS — 2.0%
C.H. Robinson Worldwide, Inc.	1,334	94,020
United Parcel Service, Inc., Class B	1,093	73,603
		167,623
AIRLINES — 2.2%
Hawaiian Holdings, Inc.(1)	11,219	82,123
United Continental Holdings, Inc.(1)	3,362	97,633
		179,756
AUTO COMPONENTS — 5.0%
Autoliv, Inc.	1,314	93,688
Magna International, Inc.	932	84,383
TRW Automotive Holdings Corp.(1)	5,123	234,070
		412,141
BEVERAGES — 1.0%
Hansen Natural Corp.(1)	1,559	79,836
BIOTECHNOLOGY — 1.0%
Biogen Idec, Inc.(1)	1,311	82,213
CHEMICALS — 4.5%
Agrium, Inc.	1,197	105,946
Albemarle Corp.	1,853	92,891
E.I. du Pont de Nemours & Co.	1,753	82,882
PolyOne Corp.(1)	7,200	93,024
		374,743
COMMUNICATIONS EQUIPMENT — 2.9%
Aruba Networks, Inc.(1)	7,476	163,799
F5 Networks, Inc.(1)	630	74,151
		237,950
COMPUTERS & PERIPHERALS — 3.2%
Isilon Systems, Inc.(1)	5,900	167,973
NetApp, Inc.(1)	1,767	94,093
		262,066
CONSUMER FINANCE — 1.0%
First Cash Financial Services, Inc.(1)	2,951	85,786
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Telecomunicacoes de Sao Paulo SA ADR	3,208	78,596
ELECTRIC UTILITIES — 1.9%
Pepco Holdings, Inc.	3,974	76,539
Pinnacle West Capital Corp.	1,979	81,456
		157,995
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Anixter International, Inc.	1,136	60,992
Hitachi Ltd. ADR	2,105	94,956
		155,948
FOOD & STAPLES RETAILING — 4.3%
Nash Finch Co.	1,877	78,646
PriceSmart, Inc.	2,304	67,577
Ruddick Corp.	2,207	77,024
Walgreen Co.	2,320	$78,602
Whole Foods Market, Inc.(1)	1,392	55,332
		357,181
FOOD PRODUCTS — 2.3%
Hormel Foods Corp.	1,795	82,426
Mead Johnson Nutrition Co.	1,896	111,523
		193,949
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Cyberonics, Inc.(1)	3,275	90,095
HEALTH CARE PROVIDERS & SERVICES — 6.1%
AMERIGROUP Corp.(1)	1,998	83,377
AmerisourceBergen Corp.	2,461	80,770
Humana, Inc.(1)	1,720	100,259
MWI Veterinary Supply, Inc.(1)	952	54,454
UnitedHealth Group, Inc.	2,474	89,188
Universal American Corp.	5,794	93,167
		501,215
HEALTH CARE TECHNOLOGY — 0.9%
Computer Programs & Systems, Inc.	1,711	78,141
HOTELS, RESTAURANTS & LEISURE — 1.1%
Panera Bread Co., Class A(1)	974	87,183
HOUSEHOLD PRODUCTS — 1.1%
Energizer Holdings, Inc.(1)	1,231	92,054
INDUSTRIAL CONGLOMERATES — 1.0%
Seaboard Corp.	45	83,432
INSURANCE — 7.6%
Aflac, Inc.	1,488	83,164
Allied World Assurance Co. Holdings Ltd.	1,587	90,792
American Financial Group, Inc.	2,672	81,710
Arch Capital Group Ltd.(1)	981	84,749
CNA Financial Corp.(1)	2,719	75,371
Everest Re Group Ltd.	900	75,852
Infinity Property & Casualty Corp.	1,554	80,419
Torchmark Corp.	1,014	58,082
		630,139
INTERNET & CATALOG RETAIL — 1.7%
priceline.com, Inc.(1)	376	141,681
INTERNET SOFTWARE & SERVICES — 1.2%
Baidu, Inc. ADR(1)	889	97,799
IT SERVICES — 4.4%
Cognizant Technology Solutions Corp., Class A(1)	1,283	83,639
iGate Corp.	9,523	194,650
Infosys Technologies Ltd. ADR	1,213	81,805
		360,094
MACHINERY — 7.0%
ArvinMeritor, Inc.(1)	5,000	82,900
Cummins, Inc.	961	84,664
Deere & Co.	1,113	85,479
Dover Corp.	1,622	86,128
Joy Global, Inc.	2,125	150,769
Trimas Corp.(1)	5,676	$89,851
		579,791
METALS & MINING — 0.9%
Newmont Mining Corp.	1,178	71,705
MULTILINE RETAIL — 1.0%
Dollar Tree, Inc.(1)	1,624	83,327
MULTI-UTILITIES — 0.9%
Ameren Corp.	2,678	77,608
OIL, GAS & CONSUMABLE FUELS — 6.2%
BP Prudhoe Bay Royalty Trust	1,242	127,690
ConocoPhillips	1,330	79,002
Pioneer Southwest Energy Partners, LP	3,075	89,052
San Juan Basin Royalty Trust	2,932	71,863
Targa Resources Partners LP	2,745	81,362
Teekay Tankers Ltd., Class A	5,177	61,503
		510,472
PAPER & FOREST PRODUCTS — 2.2%
Clearwater Paper Corp.(1)	1,045	84,384
Domtar Corp.	1,260	99,993
		184,377
PERSONAL PRODUCTS — 1.0%
Herbalife Ltd.	1,241	79,250
PHARMACEUTICALS — 0.9%
AstraZeneca plc ADR	1,550	78,213
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Amkor Technology, Inc.(1)	11,526	83,103
ARM Holdings plc ADR	3,499	61,862
		144,965
SPECIALTY RETAIL — 2.7%
AutoZone, Inc.(1)	536	127,370
Tractor Supply Co.	2,412	95,515
		222,885
TEXTILES, APPAREL & LUXURY GOODS — 4.7%
Crocs, Inc.(1)	5,554	77,367
Deckers Outdoor Corp.(1)	2,814	163,494
Maidenform Brands, Inc.(1)	2,628	70,325
Quiksilver, Inc.(1)	18,582	77,487
		388,673
TOBACCO — 2.0%
Lorillard, Inc.	1,019	86,962
Philip Morris International, Inc.	1,372	80,262
		167,224
TOTAL COMMON STOCKS
(Cost $6,300,722)		7,660,057

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)
	Shares/Principal Amount	Value

TEMPORARY CASH INVESTMENTS — 5.6%
FHLB Discount Notes, 0.10%, 11/1/10(2)	$400,000	$400,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	62,385	62,385
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $462,385)		462,385
TOTAL INVESTMENT SECURITIES — 98.2%
(Cost $6,763,107)		8,122,442
OTHER ASSETS AND LIABILITIES — 1.8%		148,682
TOTAL NET ASSETS — 100.0%		$8,271,124

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)   Non-income producing.
(2)   The rate indicated is the yield to maturity at purchase.

Geographic Diversification
(as a % of net assets)
United States	77.3%
Bermuda	3.8%
Canada	3.5%
United Kingdom	1.7%
People's Republic of China	1.2%
Japan	1.1%
Sweden	1.0%
India	1.0%
Cayman Islands	1.0%
Brazil	1.0%
Cash and Equivalents*	7.4%
* Includes temporary cash investments and other assets and liabilities.

Legacy Multi Cap – Schedule of Investments

OCTOBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications for the fair value of the fund’s securities as of October 31, 2010. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$6,390,670	–	–
Foreign Common Stocks	1,269,387	–	–
Temporary Cash Investments	62,385	$400,000	–
Total Value of Investment Securities	$7,722,442	$400,000	–

3. Federal Tax Information

As of October 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,774,193
Gross tax appreciation of investments	$1,360,698
Gross tax depreciation of investments	(12,449)
Net tax appreciation (depreciation) of investments	$1,348,249

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 28, 2010